UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02215

T. Rowe Price Small-Cap Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments

Small-Cap Value Fund	September 30, 2017

T. Rowe Price Small-Cap Value Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 98.2%		
CONSUMER DISCRETIONARY 10.1%		
Auto Components 1.5%		
Dorman Products (1)	554,800	39,735
Horizon Global (1)(2)	1,849,663	32,628
LCI Industries	595,600	69,000
Strattec Security (2)	213,953	8,751
		150,114
Distributors 0.7%		
Pool	462,100	49,985
Uni-Select (CAD)	844,500	18,247
Weyco Group	149,602	4,246
		72,478
Diversified Consumer Services 1.0%		
American Public Education (1)(2)	1,210,350	25,478
Capella Education	529,400	37,137
Career Education (1)	2,910,291	30,238
National American University Holdings (2)	2,117,600	4,532
		97,385
Hotels, Restaurants & Leisure 1.2%		
Bojangles (1)	1,515,505	20,459
Hilton Grand Vacations (1)	488,600	18,875
ILG	1,513,793	40,464
Red Robin Gourmet Burgers (1)	447,094	29,955
Red Rock Resorts, Class A	607,744	14,075
		123,828
Household Durables 1.3%		
Cavco Industries (1)	438,900	64,760
CSS Industries (2)	1,193,545	34,398
Ethan Allen Interiors	264,694	8,576

Steven Madden (1)	898,475	38,904
		77,995
Total Consumer Discretionary		1,026,432
CONSUMER STAPLES 4.0%		
Beverages 0.4%		
Boston Beer, Class A (1)	111,500	17,416
Coca-Cola Bottling	123,674	26,683
		44,099
Food & Staples Retailing 0.6%		
PriceSmart	424,679	37,903
Spartannash	1,107,400	29,202
		67,105
Food Products 2.3%		
Cal-Maine Foods (1)	311,400	12,799
Nomad Foods (1)	6,008,000	87,537
Pinnacle Foods	478,300	27,344
Post Holdings (1)	887,554	78,344
Simply Good Foods (1)	2,028,276	23,751
Simply Good Foods, Warrants, 7/7/22 (1)	436,596	1,037
		230,812
Household Products 0.5%		
Energizer Holdings	527,400	24,287
Oil-Dri (2)	527,700	25,820
		50,107
Tobacco 0.2%		
Vector Group	804,033	16,458
		16,458
Total Consumer Staples		408,581

ENERGY 5.3%

Energy Equipment & Services 1.7%

Diamond Offshore Drilling (1)	1,880,900	27,273
Dril-Quip (1)	576,400	25,448
Frank's International	3,755,900	28,996
Global Geophysical, Warrants, 12/1/18 (1)(3)	26,187	—
Keane (1)	745,650	12,437
NCS Multistage Holdings (1)	190,311	4,583
Ranger Energy Services (1)(2)	1,012,220	14,880
SEACOR Holdings (1)	343,682	15,847
SEACOR Marine Holdings (1)	614,543	9,611
Tesco (1)	1,807,103	9,849
TETRA Technologies (1)(2)	6,762,800	19,342
		168,266

Oil, Gas & Consumable Fuels 3.6%

Advantage Oil & Gas (CAD) (1)	4,619,700	28,953
Andeavor	372,765	38,451
Centennial Resource Development, Acquisition Date: 12/28/16-6/8/17, Cost $2,996 (1)(4)	206,600	3,527
Centennial Resource Development, Class A (1)	2,533,022	45,518
Crew Energy (CAD) (1)	466,327	1,659
Earthstone Energy, Class A (1)(2)	1,294,502	14,227
International Seaways (1)	659,746	12,997
Jagged Peak Energy (1)	1,684,700	23,013
Kelt Exploration (CAD) (1)	4,737,200	27,070
Kosmos Energy (1)	1,510,000	12,020
Matador Resources (1)	1,784,660	48,453
Overseas Shipholding (1)	3,316,059	8,721
Panhandle Oil & Gas, Class A	653,370	15,550
Parsley Energy, Class A (1)	1,098,200	28,927
Plains GP Holdings, Class A (1)	420,852	9,204
Rex Stores Resources (1)	98,700	9,261

Venture Global LNG, Series C, Acquisition Date 5/25/17 Cost $9,944 (1)(3)(4)	2,787	9,944
WPX Energy (1)	2,690,200	30,937
		368,432
Total Energy		536,698

FINANCIALS 29.3%

Banks 18.5%

American Business Bank	120,060	4,586
Atlantic Capital Bancshares (1)	1,136,706	20,631
BankUnited	2,456,900	87,392
Blue Hills Bancorp	1,124,200	21,585
Bridge Bancorp	429,168	14,570
Burke & Herbert (2)	10,138	23,191
Cobiz Financial (2)	3,212,382	63,091
Columbia Banking System	1,884,900	79,373
East West Bancorp	1,854,099	110,838
Farmers & Merchants Bank of Long Beach	2,945	22,971
FB Financial (1)	948,539	35,779
First Hawaiian	935,529	28,337
Glacier Bancorp	1,561,100	58,947
HarborOne Bancorp (1)	916,625	17,242
Heritage Commerce	1,047,121	14,901
Heritage Financial	766,100	22,600
Home Bancshares	4,911,896	123,878
Hope Bancorp	2,777,387	49,187
Howard Bancorp (1)(2)	808,979	16,908
Independent Bank Group	705,782	42,559
John Marshall Bancorp (1)	519,116	9,552
Live Oak Bancshares (2)	2,270,014	53,232
National Bank Holdings, Class A (2)	2,016,359	71,964
National Commerce (1)	182,933	7,830
Pacific Continental	833,448	22,461

Pacific Premier Bancorp (1)	905,300	34,175
Paragon Commercial (1)	178,835	10,097
Park Sterling	1,195,800	14,852
Pinnacle Financial Partners	581,572	38,936
Popular	1,516,300	54,496
Preferred Bank (2)	1,043,058	62,949
Prosperity Bancshares	1,343,200	88,289
Puget Sound Bancorp (1)(2)	118,743	4,209
Sandy Spring Bancorp	131,800	5,462
Southern First Bancshares (1)	359,896	13,082
SVB Financial Group (1)	445,700	83,386
Synovus Financial	658,000	30,307
Texas Capital Bancshares (1)	820,600	70,407
Towne Bank/Portsmouth	2,176,553	72,914
Union Bankshares	454,100	16,030
WashingtonFirst Bankshare (2)	860,228	30,615
Webster Financial	1,006,673	52,901
Western Alliance Bancorp (1)	2,176,454	115,526
Wintrust Financial	778,368	60,954
		1,883,192
Capital Markets 3.3%		
CBOE Holdings	564,936	60,804
Golub Capital	1,020,200	19,200
Hercules Capital (5)	1,840,800	23,746
Houlihan Lokey	924,127	36,161
Janus Henderson	974,305	33,945
JMP, Partnership	1,037,112	5,829
Main Street Capital	659,400	26,211
OTC Markets, Class A	421,932	12,447
Safeguard Scientifics (1)(2)	896,295	11,966
Stifel Financial	373,800	19,983
TCP Capital	859,000	14,165
TPG Specialty Lending	1,503,890	31,522

Triangle Capital	881,399	12,586
Virtus Investment Partners	204,942	23,783
		332,348
Consumer Finance 1.0%		
Green Dot, Class A (1)	1,524,200	75,570
SLM Corporation (1)	2,542,400	29,161
		104,731
Diversified Financial Services 0.0%		
Compass Diversified Holdings, Partnership	153,000	2,716
		2,716
Insurance 2.5%		
Assured Guaranty	1,088,183	41,079
Employers Holdings	612,700	27,847
Kinsale Capital	830,883	35,869
ProAssurance	1,246,200	68,105
RenaissanceRe Holdings	175,000	23,650
Safety Insurance Group	392,300	29,932
State Auto Financial	1,182,621	31,020
		257,502
Mortgage Real Estate Investment Trusts 0.7%		
Hannon Armstrong Sustainable Infrastructure Capital, REIT	2,349,300	57,253
Redwood Trust, REIT	1,152,300	18,771
		76,024
Thrifts & Mortgage Finance 3.3%		
Beneficial Bancorp	2,620,868	43,506
Clifton Bancorp (2)	1,339,181	22,391
FS Bancorp (2)	204,304	10,552
Kearny Financial	2,660,921	40,845
Meridian Bancorp	2,209,335	41,204
PCSB Financial (1)	649,705	12,254

PennyMac Financial Services, Class A (1)	1,081,960	19,259
Radian	3,367,600	62,941
United Financial Bancorp (2)	2,859,401	52,299
WSFS Financial	589,237	28,725
		333,976
Total Financials		2,990,489
HEALTH CARE 7.6%		
Biotechnology 1.3%		
Advanced Accelerator Applications, ADR (1)	290,618	19,652
Bluebird Bio (1)	278,700	38,280
Blueprint Medicines (1)	108,300	7,545
Coherus Biosciences (1)	485,600	6,483
Loxo Oncology (1)	61,400	5,656
Momenta Pharmaceuticals (1)	661,800	12,243
NewLink Genetics (1)	546,500	5,563
Puma Biotechnology (1)	228,900	27,411
Rigel Pharmaceuticals (1)	2,387,000	6,063
Xencor (1)	221,300	5,072
		133,968
Health Care Equipment & Supplies 4.6%		
Analogic	366,900	30,728
Atrion (2)	160,523	107,871
Haemonetics (1)	1,034,700	46,427
Halyard Health (1)	1,698,031	76,462
Integer Holdings (1)	351,100	17,959
Lantheus Holdings (1)(2)	1,864,927	33,196
Quidel (1)(2)	1,775,500	77,873
Utah Medical Products (2)	214,829	15,801
West Pharmaceutical Services	664,400	63,955
		470,272

Health Care Providers & Services 1.7%		
Ensign Group	1,189,106	26,862
Molina Healthcare (1)	372,054	25,582
National HealthCare	125,422	7,848
Select Medical Holdings (1)	2,491,700	47,841
Tivity Health (1)	266,506	10,874
WellCare Health Plans (1)	320,300	55,008
		174,015
Total Health Care		778,255
INDUSTRIALS & BUSINESS SERVICES 12.3%		
Aerospace & Defense 1.4%		
Aerojet Rocketdyne Holdings (1)	88,100	3,084
BWX Technologies	891,000	49,914
Cubic	334,845	17,077
Triumph Group	2,280,400	67,842
		137,917
Building Products 0.8%		
CSW Industrials (1)	438,100	19,430
Insteel Industries	546,885	14,279
JELD-WEN Holding (1)	435,421	15,466
Universal Forest Products	349,100	34,268
		83,443
Commercial Services & Supplies 1.3%		
Brady, Class A	846,300	32,117
Matthews International, Class A	327,000	20,356
McGrath RentCorp	794,802	34,772
MSA Safety	289,500	23,018
Waste Connections	284,500	19,904
		130,167

Construction & Engineering 0.7%		
Aegion (1)(2)	1,907,200	44,400
Comfort Systems USA	204,700	7,308
Valmont Industries	134,100	21,201
		72,909
Electrical Equipment 0.3%		
Powell Industries	169,600	5,086
Thermon Group Holdings (1)	1,367,840	24,608
		29,694
Industrial Conglomerates 0.3%		
Raven Industries	850,754	27,564
		27,564
Machinery 3.9%		
Blue Bird (1)	1,099,600	22,652
Chart Industries (1)	399,857	15,686
CIRCOR International	689,300	37,519
Colfax (1)	651,700	27,137
ESCO Technologies	757,200	45,394
Hillenbrand	545,500	21,193
John Bean Technologies	618,300	62,510
Lydall (1)	552,600	31,664
RBC Bearings (1)	337,099	42,188
Rev	593,900	17,080
Rexnord (1)	1,362,700	34,626
Sun Hydraulics	699,700	37,784
Westport Fuel Systems (1)	1,581,164	5,170
		400,603
Marine 0.4%		
Kirby (1)	405,400	26,736

Matson	553,100	15,586
		42,322
Professional Services 0.6%		
FTI Consulting (1)	965,000	34,238
Navigant Consulting (1)	1,723,622	29,164
		63,402
Road & Rail 1.9%		
Genesee & Wyoming, Class A (1)	734,219	54,340
Landstar System	1,002,000	99,849
Patriot Transportation Holding (1)(2)	248,633	4,848
Universal Logistics Holdings (2)	1,492,066	30,513
YRC Worldwide (1)	234,050	3,230
		192,780
Trading Companies & Distributors 0.7%		
Beacon Roofing Supply (1)	1,016,800	52,111
Kaman	390,900	21,805
Univar (1)	69,416	2,008
		75,924
Total Industrials & Business Services		1,256,725
INFORMATION TECHNOLOGY 8.8%		
Communications Equipment 0.2%		
Harmonic (1)(2)	8,312,909	25,354
		25,354
Electronic Equipment, Instruments & Components 3.9%		
Badger Meter	778,120	38,128
Belden	1,389,800	111,920
Coherent (1)	12,600	2,963
Knowles (1)	2,911,600	44,460
Littelfuse	440,300	86,246

Mesa Laboratories	153,815	22,968
Methode Electronics	899,800	38,106
Synnex	455,400	57,613
		402,404
Internet Software & Services 0.9%		
Angie's List (1)(2)	3,067,786	38,225
Cision (1)	1,281,800	16,689
Coupa Software (1)	341,164	10,627
SVMK (f/k/a SurveyMonkey), Acquisition Date: 11/25/14 Cost $9,188 (1)(3)(4)	558,530	5,831
XO Group (1)	870,473	17,122
		88,494
IT Services 0.7%		
Conduent (1)	1,467,200	22,991
CSRA	1,261,400	40,706
Startek (1)	552,024	6,486
		70,183
Semiconductors & Semiconductor Equipment 1.8%		
Advanced Energy Industries (1)	40,300	3,255
Brooks Automation	761,300	23,113
Cabot Microelectronics	294,800	23,563
Entegris (1)	1,266,900	36,550
Integrated Device Technology (1)	268,300	7,131
MaxLinear (1)	906,700	21,534
Microsemi (1)	615,600	31,691
PDF Solutions (1)	482,900	7,480
Rudolph Technologies (1)	690,400	18,158
Synaptics (1)	176,100	6,900
		179,375
Software 1.3%		
Callidus Software (1)	1,254,600	30,926

Computer Modelling (CAD)	1,993,980	14,638
Progress Software	146,607	5,596
RealPage (1)	291,900	11,647
Tableau Software, Class A (1)	747,700	55,995
Zendesk (1)	488,300	14,215
		133,017
Total Information Technology		898,827
MATERIALS 5.4%		
Chemicals 2.5%		
AgroFresh Solutions (1)(2)	6,420,394	45,135
American Vanguard (2)	1,532,300	35,090
Hawkins	500,200	20,408
Innospec	403,634	24,884
KMG Chemicals (2)	1,156,603	63,475
Minerals Technologies	648,100	45,788
Orion Engineered Carbons	1,047,191	23,510
		258,290
Containers & Packaging 0.7%		
Myers Industries (2)	3,392,038	71,063
		71,063
Metals & Mining 1.4%		
Carpenter Technology	1,160,900	55,758
New Gold (CAD) (1)	5,220,900	19,373
Osisko Gold Royalties (CAD)	1,274,900	16,450
Petra Diamonds (GBP) (1)	9,192,703	10,348
Reliance Steel & Aluminum	392,300	29,882
Worthington Industries	110,900	5,101
		136,912
Paper & Forest Products 0.8%		
Clearwater Paper (1)(2)	952,013	46,887

Interfor (CAD) (1)	1,358,300	21,532
Stella-Jones (CAD)	432,372	16,640
		85,059
Total Materials		551,324
MISCELLANEOUS 0.0%		
Miscellaneous 0.0%		
First Atlantic Financial Holdings	113,700	2,069
Total Miscellaneous		2,069
REAL ESTATE 9.4%		
Equity Real Estate Investment Trusts 8.4%		
Acadia Realty Trust, REIT	1,375,500	39,367
American Assets Trust, REIT	495,300	19,698
American Campus Communities, REIT	590,100	26,053
Cedar Realty Trust, REIT (2)	11,032,662	62,004
CubeSmart, REIT	836,900	21,726
Douglas Emmett, REIT	979,700	38,620
EastGroup Properties, REIT	407,500	35,909
First Potomac Realty Trust, REIT (2)	4,767,240	53,107
Healthcare Realty Trust, REIT	1,410,992	45,631
JBG SMITH Properties, REIT (1)	1,133,313	38,771
Kilroy Realty, REIT	505,800	35,972
Paramount, REIT	1,823,335	29,173
Pebblebrook Hotel Trust, REIT	1,022,300	36,946
Potlatch, REIT	865,200	44,125
PS Business Parks, REIT	336,000	44,856
Retail Opportunity Investments, REIT	1,525,700	29,004
Saul Centers, REIT	842,200	52,141
Sunstone Hotel Investors, REIT	2,234,010	35,900
Terreno Realty, REIT	1,888,900	68,340
Urban Edge Properties, REIT	1,143,600	27,584

Urstadt Biddle Properties, Class A, REIT	847,300	18,386
Urstadt Biddle Properties, REIT	56,900	1,017
Washington Real Estate Investment Trust, REIT	1,521,800	49,854
		854,184
Real Estate Management & Development 1.0%		
FirstService	715,900	47,113
FRP Holdings (1)(2)	746,200	33,766
J.G. Boswell	11,906	8,168
RE/MAX Holdings, Class A	179,300	11,394
		100,441
Total Real Estate		954,625
UTILITIES 6.0%		
Electric Utilities 1.9%		
El Paso Electric	821,700	45,399
MGE Energy	75,700	4,890
PNM Resources	2,519,800	101,548
Portland General Electric	950,700	43,390
		195,227
Gas Utilities 2.5%		
Atmos Energy	678,600	56,894
Chesapeake Utilities	764,180	59,797
ONE Gas	1,421,400	104,672
Southwest Gas Holdings	420,500	32,639
		254,002
Independent Power & Renewable Electricity Producers 0.4%		
Nextera Energy Partners, Partnership	728,800	29,363
NRG Energy	197,700	5,059
		34,422

Multi-Utilities 0.8%		
Black Hills	431,300	29,704
NorthWestern	920,600	52,419
		82,123
Water Utilities 0.4%		
California Water Service Group	733,400	27,979
Connecticut Water Service	68,969	4,090
Middlesex Water	252,032	9,897
Western Water, Acquisition Date: 2/17/06, Cost $297 (1)(3)(4)	2,259	—
Western Water, Warrants, 9/1/18, Acquisition Date: 10/16/09 - 8/24/11, Cost $0 (1)(3)(4)	12,766	—
		41,966
Total Utilities		607,740
Total Miscellaneous Common Stocks 0.0% (6)		2,363
Total Common Stocks (Cost $5,879,592)		10,014,128
CONVERTIBLE PREFERRED STOCKS 0.4%		
CONSUMER DISCRETIONARY 0.1%		
Hotels, Restaurants & Leisure 0.1%		
Sweetgreen, Series G, Acquisition Date: 8/15/16 Cost $6,558 (1)(3)(4)	728,628	7,097
Total Consumer Discretionary		7,097
INFORMATION TECHNOLOGY 0.3%		
Internet Software & Services 0.3%		
Cargurus, Series D, Acquisition Date: 7/7/15 Cost $8,491 (1)(4)	208,909	17,548
Glassdoor, Series H, Acquisition Date: 4/25/16, Cost $7,437 (1)(3)(4)	929,659	7,437
Roofoods, Series F, Acquisition Date: 9/12/17 Cost $10,300 (1)(3)(4)	29,130	10,300

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2017. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Affiliate	Net Realized Gain (Loss)	Change in Net Unrealized Gain/Loss	Investment Income
Aegion	$ 1,256	$ (1,955)	$ —
AgroFresh Solutions	402	28,695	—
American Public Education	(620)	(3,384)	—
American Vanguard	1,243	4,372	48
Angie's List	535	14,741	—
Atrion	4,014	23,244	545
Blue Bird	117	—	—
Burke & Herbert	309	2,528	559
Capella Education	1,450	(10,896)	669
Cavco Industries	2,374	18,959	—
Cedar Realty Trust	(12)	(6,163)	1,521
Clearwater Paper	1,441	(16,033)	—
Clifton Bancorp	195	(472)	586
Cobiz Financial	1,348	7,494	483
CSS Industries	715	1,699	716
Culp	1,346	(4,794)	343
Earthstone Energy	88	(2,800)	—
First Potomac Realty Trust	325	2,086	994
FRP Holdings	624	5,194	—
FS Bancorp	115	2,739	55
Harmonic	451	(16,526)	—
Hawkins	1,022	(7,794)	440
Horizon Global	34	3,866	—
Howard Bancorp	192	3,786	—
KMG Chemicals	2,807	15,495	69
Lantheus Holdings	779	16,046	—
Live Oak Bancshares	832	9,427	155
Lumber Liquidators	1,272	45,565	—
Myers Industries	1,292	21,816	1,398
National American University Holdings	177	257	291
National Bank Holdings	1,068	6,614	498
Oil-Dri	558	5,161	362
Patriot Transportation Holding	28	(1,008)	—
Preferred Bank	(14)	8,397	608
Puget Sound Bancorp	1	193	—
Quidel	3,184	37,493	—
Ranger Energy Services	(1)	202	—
Safeguard Scientifics	187	(335)	—
Safeguard Scientifics, Conv. Bond	67	(241)	328
Saga Communications	1,484	(4,498)	568
Sportsman's Warehouse Holdings	42	(4,625)	—
Startek	(8,156)	12,010	—
Strattec Security	(56)	104	93
Tesco	(24,325)	—	—
TETRA Technologies	(504)	(6,000)	—
United Financial Bancorp	1,839	(1,681)	1,076

The accompanying notes are an integral part of the accompanying Portfolio of Investments.

T. Rowe Price Small-Cap Value Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Small-Cap Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2017:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2017.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2017. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2017, totaled $110,000 for the period ended September 30, 2017. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. During the period, transfers out of Level 3 were because observable market data became available for the security.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Bank Loans
The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation. Bank loans often have extended settlement periods, usually may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (unfunded commitments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Value Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 21, 2017